UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

Alternative CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

650 Madison Avenue, 23rd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

(212) 891-2880

(Registrant's telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1 – Proxy Voting Record.

ALTERNATIVE CREDIT INCOME FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
WhiteHorse Finance Inc.	WHF	96524V106	8/4/2021	(1) To elect two Class III directors of the Company who will serve until the 2024 annual meeting of Stockholders or until their successors are duly elected and qualify; and (2) To ratify the selection of Crowe LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer	Yes	For	With
Ares Capital Corporation	ARCC	04010L103	8/13/2021	(1) To consider and vote upon a proposal to authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to certain limitations set forth herein (including, without limitation, that the number of shares issued does not exceed 25% of its then outstanding common stock).	Issuer	No	Did not vote-Meeting details not received	N/A
Apollo Investment Corporation	AINV	03761U502	8/10/2021	(1) to consider and vote upon the election of three Class II directors; (2) to consider and vote upon the ratification of the selection of PricewaterhouseCoopers LLP as the Company’s
independent registered public accounting firm for the fiscal year ending March 31, 2022; and
				(3) to transact such other business as may properly come before the meeting and any postponements or adjournments thereof.	Issuer	Yes	For	With
SLR Investment Corp	SLRC	83413U100	10/27/2021	(1) Vote board of director; (2) To approve a proposal to authorize SLR Investment Corp. to sell shares of it's common stock at a price or prices below SLR Investment Corp.'s then current net asset value per share in one or more offerings, in each case subject to the approval of it's board of directors and compliance with theconditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of SLR Investment Corp.'s then outstanding common stock immediately prior to each such offering).	Issuer	Yes	For	With
FS KKR Capital Corp	FSK	302635206	10/27/2021	(1) Vote board of director; (2) To approve the proposal to allow the Company in future offerings to sell it's share below net asset value per share in order to provide flexibility for future sales.	Issuer	Yes	For	With
SLR Investment Corp	SLRC	83413U100	3/21/2022	To approve the issuance of shares of common stock, par value $0.01 per share, of SLR Investment Corp. ("SLRC"), to be issued pursuant to the Agreement and Plan of Merger, dated as of December 1, 2021, among SLRC, SLR Senior Investment Corp., Solstice Merger Sub, Inc., a direct wholly-owned subsidiary of SLRC, and, for the limited purposes set forth therein, SLR Capital Partners, LLC, as more particularly described in the joint proxy statement/prospectus.	Issuer	Yes	For	With
Ares Capital Corporation	ARCC	04010L103	5/19/2022	1. To elect three directors to serve until the 2025 annual meeting of stockholders and until their successors are duly elected and qualify;
2. To consider and vote upon the ratification of the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2022; and
3. To consider and take action upon such other matters as may properly come before the meeting or
				any adjournment or postponement thereof.	Issuer	No	Did not vote-Meeting details not received	N/A
Trinity Capital Inc.	TRIN	896442308	6/8/2022	1. To re-elect three members of the board of directors of the Company (the “Board”), two of which will serve for a term of three years and one of which will serve for a term of two years, and until their respective successors are duly elected and qualified; 2. To approve a proposal to authorize the Company to sell or otherwise issue up to 25% of the then outstanding shares of the Company’s common stock at an offering price per share to investors that is below the Company’s then current net asset value per share; and 3. To transact such other business as may properly come before the Annual Meeting or any postponement or adjournment thereof.	Issuer	Yes	1) For 2) Against	1) With 2) Against
Portman Ridge Finance Corp.	PTMN	73688F201	6/6/2022	(1) The election of three directors, who will each serve until the 2025 Annual Meeting of Stockholders and until his successor is duly elected and qualified; and
(2) To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting
				firm for the Company for the fiscal year ending December 31, 2022.	Issuer	Yes	For	With
FS KKR Capital Corp	FSK	302635206	6/22/2022	1. to elect the following individuals as Class C Directors, each of whom has been nominated for election for a three-year term expiring at the 2025 annual meeting of stockholders: (a) Barbara Adams, (b) Michael C. Forman and (c) Jerel A. Hopkins; and 2. to approve a proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales	Issuer	Yes	1) For 2) Against	1) With 2) Against
Whiting Petroleum Corporation	WLL	966387508	6/28/2022

(1) To vote on a proposal to approve and adopt the Agreement and Plan of Merger, dated as of March 7, 2022 (as may be amended from time to time, the “merger agreement”), by and among Whiting, Oasis Petroleum Inc., a Delaware corporation (“Oasis”), Ohm Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Oasis (“Merger Sub”), and New Ohm LLC, a Delaware limited liability company and wholly owned subsidiary of Oasis (“LLC Sub”), providing for a merger of equals through (i) the merger of Merger Sub with and into Whiting (the “Company Merger”), with Whiting continuing its existence as the surviving corporation following the Company Merger as a direct, wholly owned subsidiary of Oasis (the “surviving corporation”), and (ii) the subsequent merger of the surviving corporation with and into LLC Sub (the “LLC Sub Merger” and together with the Company Merger, the “merger”), with LLC Sub continuing its existence as the surviving entity following the LLC Sub Merger as a direct wholly owned subsidiary of Oasis (the “Whiting merger proposal”);

(2) To vote on a proposal to approve, on a non-binding advisory basis, the compensation that may be paid or become payable to Whiting’s named executive officers that is based on or otherwise relates to the merger (the “Whiting merger compensation advisory proposal”);

(3) To elect the seven directors named in the accompanying proxy statement/prospectus to the board of directors of Whiting (the “Whiting board”), to hold office until the earlier of (A) the completion of the merger and (B) the 2023 annual meeting of Whiting stockholders and until their respective successors are duly elected and qualified (the “Whiting director election proposal”); and

(4) To approve, on a non-binding advisory basis, the compensation of Whiting’s named executive officers (the “Whiting annual compensation advisory proposal” and, together with the Whiting merger compensation advisory proposal, the “Whiting compensation proposals”).

					Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE CREDIT INCOME FUND

By:	/s/ Jason Roos
Jason Roos
Treasurer (Principal Financial Officer)

Date:	August 26, 2022